Note 13 - Revenue, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Type of goods and services
Service	$21	$3	$28	$459
Rentals	12	20	27	-
Other miscellaneous products	-	-	-	20
Total	$33	$23	$55	$479

Timing of recognition of revenue
Point in time	21	-	28	-
Over time	12	23	27	479
Total	$33	$23	$55	$479

	December 31
	2023	2022

Type of goods and services
Service	$498	$-
Total	$498	$-

Timing of recognition of revenue
Over time	$498	$-
Total	$498	$-